Other assets	12 Months Ended
Mar. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other assets

9. Other assets

Other assets consist of the following:

	As of March 31,
	2018	2019	2019
	(INR)	(INR)	(US$)
Prepaid income taxes	171,304	307,005	4,439
Derivative asset (Note 21)	—	2,220,434	32,107
Interest receivable on term deposits	—	66,694	964
Security deposit to related party (Note 18)	2,160	—	—
Security deposit to others	123,316	402,463	5,819
Land use rights	113,209	329,730	4,768
Contract acquisition cost	—	152,484	2,205
Unbilled receivables	—	123,550	1,786
Prepaid debt financing cost	46,800	593,897	8,587
Other	42,864	72,205	1,044
Total	499,653	4,268,462	61,719